Acquisitions (Tables)	12 Months Ended
Jun. 30, 2018
II-VI Compound Semiconductor Ltd (Kaiam Laser Limited, Inc)
Allocation of Purchase Price of Assets Acquired and Liabilities Assumed

The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$79
Inventories	4,559
Prepaid and other assets	1,246
Property, plant & equipment	63,899
Intangible assets	4,046
Goodwill	18,956
Total assets acquired	$92,785

Liabilities
Accounts payable	$751
Other accrued liabilities	2,486
Deferred tax liabilities	10,555
Total liabilities assumed	13,792
Net assets acquired	$78,993

Integrated Photonics, Inc
Allocation of Purchase Price of Assets Acquired and Liabilities Assumed

The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$2,083
Inventories	3,968
Prepaid and other assets	322
Property, plant & equipment	11,235
Intangible assets	23,554
Goodwill	17,514
Total assets acquired	$58,676

Liabilities
Accounts payable	$847
Other accrued liabilities	1,032
Long-term debt assumed	3,834
Deferred tax liabilities	9,802
Total liabilities assumed	15,515
Net assets acquired	$43,161

Purchase Price at the Date of Acquisition

The following table presents the final purchase price at the date of acquisition ($000):

Net cash paid at acquisition	$40,098
Working capital adjustment	848
Fair value of cash earnout arrangement	2,215
Purchase price	$43,161